Cover	May 12, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 12, 2023
Entity File Number	001-40402
Entity Registrant Name	Osiris Acquisition Corp.
Entity Central Index Key	0001832136
Entity Tax Identification Number	85-3636928
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	95 5th Avenue
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	646
Local Phone Number	993-4635
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one warrant [Member]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one warrant
Trading Symbol	OSI.U
Security Exchange Name	NYSE
Common Class A [Member]
Title of 12(b) Security	Class A common stock
Trading Symbol	OSI
Security Exchange Name	NYSE
Warrant [Member]
Title of 12(b) Security	Warrants included as part of the units
Trading Symbol	OSI WS
Security Exchange Name	NYSE